Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current receivables due from related parties	$ 5,307,264	$ 5,313,079
Non-current receivables due from related parties	104,197	132,555
CLP [Member]
Statement [Line Items]
Current receivables due from related parties	5,307,264	5,313,079
Euros [Member]
Statement [Line Items]
Current receivables due from related parties	$ 222,226	17,977
Loan [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Andronico Luksic Craig [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,062,786-K
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of CCU
Current receivables due from related parties	$ 724	1,038
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 4,040	$ 12,106
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sale Of Shares [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sale of shares	Sale of shares
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Sale Of Shares [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	52,000,721-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 2,235	$ 535
Description of transactions with related party	Sale of shares
Description of functional currency	CLP
Non-current receivables due from related parties	$ 42,506	$ 42,506
Representaciones Chile Beer Kevin Michael Szot E.I.R.L [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Loan	Loan
Vina Tabali S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 302	$ 543
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Vina Tabali S.A. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Vina Tabali S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,178,803-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	$ 238
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inversiones Alabama Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,363,269-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 469	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Hapag-Lloyd Chile SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,380,217-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,004	219
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Diwatts [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,455,830-8
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current receivables due from related parties	$ 548	713
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Río Elqui SpA. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	76,486,051-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 26,481	10,943
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Río Elqui SpA. [Member] | Loan [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Loan
Origen Patagnico SpA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,003,342-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 9,213	1,383
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 0	$ 11,792
Description of transactions with related party	Services provided
Description of functional currency	CLP
Cerveceria Kunstmann Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,051,330-8
Comercial Patagona Ltda. [Member]
Statement [Line Items]
Country of incorporation		Chile
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Comercial Patagona Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,755,610-K
Country of incorporation	Chile
Description of nature of related party relationship	Subsidiary of joint venture
Current receivables due from related parties	$ 2,282,610	$ 2,053,679
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Servipag Ltda [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,053,790-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Servipag Ltda [Member] | Sale Of Shares [Member] | CLP [Member]
Statement [Line Items]
Current receivables due from related parties	$ 585	$ 2,554
Description of functional currency	CLP
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Services provided	Services provided
Inversiones PFI Chile Ltda. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,259,420-6
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Current receivables due from related parties	$ 20,427	$ 311,962
Description of transactions with related party	Services provided
Description of functional currency	CLP
Inmobiliaria e Inversiones Rio Claro S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	78,306,560-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	193
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Sonacol S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,095,400-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Sonacol S.A. [Member] | Sale Of Shares [Member] | CLP [Member]
Statement [Line Items]
Current receivables due from related parties	$ 282	455
Description of functional currency	CLP
Ferrocarril de Antofagasta a Bolivia S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,148,200-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 5,053	11,828
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | UF [Member]
Statement [Line Items]
Current receivables due from related parties	$ 4,534	5,716
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Advance purchase [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 952,000	800,000
Description of transactions with related party	Advance purchase
Description of functional currency	CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 36,710	37,013
Description of transactions with related party	Loan
Description of functional currency	UF
Watts S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	84,356,800-9
Country of incorporation	Chile
Description of nature of related party relationship	Related joint venture shareholder
Current receivables due from related parties	$ 11,891	7,275
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Compania Sud Americana de Vapores S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,160,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 306	1,781
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Nestle Chile S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 22,086	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Nestle Chile S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Current receivables due from related parties	$ 0	83
Description of transactions with related party	Services provided
Description of functional currency	CLP
Quinenco S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Current receivables due from related parties	$ 3,207	2,327
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Empresa Nacional de Energia Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 6,585	1,039
Description of transactions with related party	Sales of products
Description of functional currency	CLP
SAAM S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	92,048,000-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	$ 2,573
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Antofagasta Minerals S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	93,920,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,964	$ 1,984
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Enex S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Inversiones Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	94,625,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 279,796	$ 153,688
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inversiones Consolidadas Ltda. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,536,010-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 421	$ 773
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Banchile Corredores de Bolsa S.A. [Member]
Statement [Line Items]
Country of incorporation		Chile
Description of nature of related party relationship		Investment Rescue
Banchile Corredores de Bolsa S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	77,191,070-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,069	$ 2,293
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Empresas Carozzi S.A. [Member]
Statement [Line Items]
Related Parties Tax ID	96,591,040-9
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of joint operation
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 23,215	$ 13,947
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Empresas Carozzi S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation
Description of nature of related party relationship
Description of transactions with related party
Description of functional currency
Portuaria Corral SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,610,780-4
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 496	$ 466
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Socofin S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,645,790-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 1,548	3,056
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Transportes Fluviales Corral S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,657,210-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 937	927
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Transbank S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,689,310-9
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 0	64
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Inmobiliaria Norte Verde S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,847,140-6
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 386	0
Description of transactions with related party	Sales of products
Description of functional currency	CLP
San Vicente Terminal International SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,930-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,733	3,387
Description of transactions with related party	Sales of products
Description of functional currency	CLP
San Antonio Terminal Internacional S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,908,970-K
San Antonio Terminal Internacional S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,291	1,465
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Cervecera Austral SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Description of functional currency	CLP
Banco de Chile [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 44,014	48,428
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Muellaje del Maipo SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,506,030-2
Country of incorporation	Chile
Current receivables due from related parties	$ 2,600	3,260
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Antofagasta Terminal International SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	99,511,240-K
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 2,193	1,289
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Heineken Brouwerijen B.V. [Member] | Services provided [Member] | Euros [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Current receivables due from related parties	$ 222,226	$ 17,977
Description of transactions with related party	Services provided
Description of functional currency	Euros
QSR S.A. [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Sales of products	Sales of products
QSR S.A. [Member] | Sales of products [Member] | PYG [Member]
Statement [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder
Current receivables due from related parties	$ 281	$ 57
Description of transactions with related party	Sales of products
Description of functional currency	PYG
Cerveceria Austral S.A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 0	876
Description of transactions with related party	Sales of products
Cerveceria Austral S.A. [Member] | Services provided [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Current receivables due from related parties	$ 851,941	1,387,990
Description of transactions with related party	Services provided
Description of functional currency	CLP
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. [Member] | Loan [Member] | UF [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan
Description of functional currency	UF
Non-current receivables due from related parties	$ 61,691	$ 90,049
Cervecera Kunstmann Ltda [Member] | Sales of products [Member]
Statement [Line Items]
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Sales of products	Sales of products
Cervecera Kunstmann Ltda [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Current receivables due from related parties	$ 476,424	$ 393,062
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Pablo Jos Granifo Lavn [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,972,382-9
Country of incorporation	Chile
Description of nature of related party relationship	Director of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 401	0
Francisco Prez Mackenna [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Director of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 302	38
Armin Kunstmann Telge [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Director of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 58	0
Juan Pablo Solis De Ovando Lavin [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	7,483,250-4
Country of incorporation	Chile
Description of nature of related party relationship	Director of subsidiary
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 32	0
RDF Media Sp A. [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 303	64
Administracion y Servicios Generales L Q SA [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,892,490-7
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Description of functional currency	CLP
Non-current receivables due from related parties	$ 158	$ 0
Banchile Corredores De Bolsa S Dot A [Member] | Sales of products [Member] | CLP [Member]
Statement [Line Items]
Related Parties Tax ID	96,571,220-8
Current receivables due from related parties	$ 183